Fixed Assets, Net	12 Months Ended
Dec. 31, 2015
Fixed Assets, Net
Fixed Assets, Net

4. Fixed Assets, Net

        On December 23, 2015, the Company entered into an agreement to sell the vessel Federal for gross sale consideration of $7.2 million, of which $1.4 million was received in advance during the year ended December 31, 2015. As of December 31, 2015, the vessel Federal is classified as vessel held for sale in the consolidated Balance Sheet, (refer to Note 24, "Subsequent Events") and is analyzed as follows (in thousands):

2015
Carrying value	$8,364
Impairment loss	(2,100)

Fair value less cost to sell	$6,264

        During the year ended December 31, 2014, the Company sold and delivered five vessels: Marathonas, Commodore, Duka, Mytilini and Messologi for total gross sale consideration of $57.7 million. Refer to Note 19, "Sale of Vessels".

        On November 5, 2014, the Company acquired two 6,402 TEU containerships, Performance and Priority, both built in 2002 for total contract price of $36.5 million.

        As of December 31, 2015, the Company recorded an impairment loss of $39.0 million in relation to its twelve of the older vessels that are held and used. As of December 31, 2014, the Company recorded an impairment loss of $75.8 million in relation to eight of its older vessels. Fair value of each vessel was determined with the assistance from valuations obtained by third party independent shipbrokers. The Company's assessment concluded that no impairment of vessels existed as of December 31, 2013. Refer to Note 23 "Impairment Loss".

        The residual value (estimated scrap value at the end of the vessels' useful lives) of the fleet was estimated at $386.4 million as of December 31, 2015 and December 31, 2014. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclicality of the nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.